Financial result - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€) € / shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€) € / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 EUR (€) € / shares	Mar. 31, 2025 € / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 € / shares	Dec. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 € / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 € / shares	Dec. 31, 2023 $ / shares
Statements [Line Items]
Change in fair value of warrant liabilities	€ 100,000	€ 600,000	€ 1,700,000	€ 400,000
Public warrants expiration date			Jul. 01, 2025
Fair value of warrants						€ 0
Bottom of range [member]
Statements [Line Items]
Exercise price of warrants or rights | (per share)							€ 0.02	$ 0.02	€ 0.24	$ 0.25				€ 2.64	$ 2.92
Top of range [member]
Statements [Line Items]
Exercise price of warrants or rights | (per share)		€ 2.59		€ 2.59	$ 0	€ 0					$ 2.77	€ 2.5	$ 2.7